Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000028070 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028070 | Duolingo, Inc.FR_26603R106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028070 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Gitlab, Inc.AFR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Shift4 Payments, Inc.AFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Clearwater Analytics Holdings, Inc.AFR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | Procore Technologies, Inc.FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000028070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028070 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028067 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028067 | Duolingo, Inc.FR_26603R106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028067 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Gitlab, Inc.AFR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Shift4 Payments, Inc.AFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Clearwater Analytics Holdings, Inc.AFR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | Procore Technologies, Inc.FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000028067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028067 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028067 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028069 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028069 | Duolingo, Inc.FR_26603R106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028069 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Gitlab, Inc.AFR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Shift4 Payments, Inc.AFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Clearwater Analytics Holdings, Inc.AFR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | Procore Technologies, Inc.FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028069 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000028069 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028069 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028069 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028069 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028069 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028069 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028069 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028069 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028073 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028073 | Duolingo, Inc.FR_26603R106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028073 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Gitlab, Inc.AFR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Shift4 Payments, Inc.AFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Clearwater Analytics Holdings, Inc.AFR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | Procore Technologies, Inc.FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000028073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028073 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028073 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000144785 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144785 | Duolingo, Inc.FR_26603R106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144785 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Gitlab, Inc.AFR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Shift4 Payments, Inc.AFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Clearwater Analytics Holdings, Inc.AFR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | Procore Technologies, Inc.FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000144785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000144785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000144785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000144785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144785 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)